Capital Structure - Warrants Liabilities - Lightning Systems (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2021 USD ($) Y item $ / shares shares	Jun. 30, 2021 USD ($) item $ / shares shares	Mar. 31, 2021 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares
Class of Warrant or Right [Line Items]
Proceeds from exercise of common warrants | $				$ 157
Adjustments to Additional Paid in Capital, Warrant Issued | $				$ 433	$ 3,071
Warrants
Class of Warrant or Right [Line Items]
Warrant exercise price				$ 11.50
Lightning Systems, Inc
Class of Warrant or Right [Line Items]
Fractional shares exercised | shares				0
Lightning Systems, Inc | Series C redeemable convertible preferred stock
Class of Warrant or Right [Line Items]
Warrant to purchase shares | shares					4,445,783	702,811
Warrant exercise price					$ 1.42	$ 1.66
Lightning Systems, Inc | Warrants
Class of Warrant or Right [Line Items]
Number of warrant holders exercised the right to purchase shares | item		1	1
Warrant to purchase shares | shares	125,000
Warrant exercise price	$ 6.18	$ 1.66	$ 1.66
Proceeds from exercise of common warrants | $		$ 1,600	$ 1,500
Fair value per warrant	$ 3.46
Decrease in warrant liability | $		$ 5,658	$ 5,310
Number of vendors to whom the warrants issued | item	3
Contractual life of warrants	5 years
Adjustments to Additional Paid in Capital, Warrant Issued | $	$ 433
Lightning Systems, Inc | Warrants | Share Price
Class of Warrant or Right [Line Items]
Warrants, Measurement Input	0.0618
Lightning Systems, Inc | Warrants | Exercise Price
Class of Warrant or Right [Line Items]
Warrants, Measurement Input	0.0618
Lightning Systems, Inc | Warrants | Expected Term
Class of Warrant or Right [Line Items]
Warrants, Measurement Input | Y	5
Lightning Systems, Inc | Warrants | Risk Free Interest Rate
Class of Warrant or Right [Line Items]
Warrants, Measurement Input	0.0062
Lightning Systems, Inc | Warrants | Volatility
Class of Warrant or Right [Line Items]
Warrants, Measurement Input	0.68
Lightning Systems, Inc | Warrants | Minimum
Class of Warrant or Right [Line Items]
Fair value per warrant		$ 5.87	$ 5.87
Lightning Systems, Inc | Warrants | Maximum
Class of Warrant or Right [Line Items]
Fair value per warrant		$ 5.90	$ 5.90
Lightning Systems, Inc | Warrants | Series C redeemable convertible preferred stock
Class of Warrant or Right [Line Items]
Warrant to purchase shares | shares		963,855	903,614